Share-based payments (Details 2)	12 Months Ended
Dec. 31, 2023 R$ / shares shares
Restricted Shares Plan One [Member]
IfrsStatementLineItems [Line Items]
Grant year 2022	2018
Approval date	May 24, 2018
Total shares granted	773,463
Total vested shares
Average fair value at grant date | R$ / shares | R$ / shares	R$ 20.18
Restricted Shares Plan Two [Member]
IfrsStatementLineItems [Line Items]
Grant year 2022	2020
Approval date	Jul. 30, 2020
Total shares granted	801,311
Total vested shares
Average fair value at grant date | R$ / shares | R$ / shares	R$ 20.57
Restricted Shares Plan Three [Member]
IfrsStatementLineItems [Line Items]
Grant year 2022	2021
Approval date	Apr. 30, 2021
Total shares granted	858,068
Total vested shares	534,838
Average fair value at grant date | R$ / shares | R$ / shares	R$ 21.05
Restricted Shares Plan Four [Member]
IfrsStatementLineItems [Line Items]
Grant year 2022	2022
Approval date	Oct. 26, 2022
Total shares granted	637,830
Total vested shares	548,207
Average fair value at grant date | R$ / shares | R$ / shares	R$ 10.26
Restricted Shares Plan Five [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 31, 2023
Total shares granted	3,070,672
Total vested shares	1,083,045